Federated High Yield Trust
Portfolio of Investments
November 30, 2019 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—90.0%
	Aerospace/Defense—1.5%
$675,000	TransDigm UK Holdings PLC, Sr. Sub., 6.875%, 5/15/2026	$715,735
2,350,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	2,527,716
975,000	TransDigm, Inc., Sr. Sub. Deb., 144A, 5.500%, 11/15/2027	977,437
1,375,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	1,448,263
1,750,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 7/15/2024	1,809,045
2,400,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 5/15/2025	2,499,000
600,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	650,894
	TOTAL	10,628,090
	Automotive—3.0%
3,150,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	2,693,329
2,800,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.500%, 4/1/2027	2,821,070
1,950,000	Dana Financing Lux Sarl, 144A, 6.500%, 6/1/2026	2,065,343
925,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	971,634
1,425,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.000%, 5/31/2026	1,469,025
225,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	227,248
825,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	858,287
700,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	733,493
1,700,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	1,777,941
400,000	Panther BF Aggregator 2 LP, Sec. Fac. Bond, 144A, 6.250%, 5/15/2026	425,252
4,900,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	5,016,497
2,625,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	2,671,272
	TOTAL	21,730,391
	Banking—0.2%
1,600,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	1,766,000
	Building Materials—2.1%
975,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	978,656
650,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2023	669,230
2,375,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2026	2,526,466
400,000	Beacon Roofing Supply, Inc., 144A, 4.500%, 11/15/2026	404,500
1,450,000	Building Materials Corp. of America, Sr. Unsecd. Note, 144A, 6.000%, 10/15/2025	1,520,673
3,000,000	CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, 144A, 6.125%, 8/15/2025	3,074,970
2,775,000	Pisces Midco, Inc., Sec. Fac. Bond, 144A, 8.000%, 4/15/2026	2,823,632
3,325,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	3,457,410
	TOTAL	15,455,537
	Cable Satellite—8.1%
850,000	CCO Holdings LLC/Cap Corp., 144A, 5.375%, 5/1/2025	881,867
975,000	CCO Holdings LLC/Cap Corp., 144A, 5.750%, 2/15/2026	1,032,069
1,375,000	CCO Holdings LLC/Cap Corp., 5.750%, 9/1/2023	1,407,828
600,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	634,394
2,025,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	2,085,801
1,900,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	2,004,547
2,150,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	2,284,429
725,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	778,487
575,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.875%, 4/1/2024	600,869
900,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.875%, 5/1/2027	960,590

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$1,325,000	CSC Holdings LLC, 144A, 5.500%, 5/15/2026	$1,402,821
550,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	580,938
600,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.625%, 10/15/2025	639,834
1,950,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	2,200,716
2,700,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.750%, 7/15/2025	2,902,500
4,000,000	CSC Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	4,264,290
1,425,000	CSC Holdings, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2024	1,535,423
1,800,000	Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	1,943,987
2,875,000	Charter Communications Holdings II, 5.125%, 2/15/2023	2,928,877
285,000	Charter Communications Holdings II, 5.750%, 1/15/2024	291,887
1,875,000	DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	1,877,344
2,500,000	DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	2,595,281
1,625,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	1,340,625
950,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 9.750%, 7/15/2025	800,375
1,700,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	1,355,240
1,075,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2024	1,128,750
1,925,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.375%, 4/15/2025	1,997,168
2,950,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.375%, 7/15/2026	3,123,386
450,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	484,324
4,200,000	Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	4,481,400
1,525,000	Virgin Media Secured Finance PLC, 144A, 5.500%, 8/15/2026	1,606,668
1,475,000	Virgin Media, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2025	1,523,550
250,000	Virgin Media, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2024	257,916
200,000	Ziggo BV, Sec. Fac. Bond, 144A, 4.875%, 1/15/2030	205,465
2,325,000	Ziggo Finance BV, Sec. Fac. Bond, 144A, 5.500%, 1/15/2027	2,467,110
600,000	Ziggo Finance BV, Sr. Unsecd. Note, 144A, 5.875%, 1/15/2025	619,749
1,925,000	Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	2,023,805
	TOTAL	59,250,310
	Chemicals—2.2%
1,175,000	Alpha 2 BV, Sr. Unsecd. Note, 144A, 8.750%, 6/1/2023	1,163,738
2,750,000	Alpha 3 BV, Sr. Unsecd. Note, 144A, 6.250%, 2/1/2025	2,805,000
2,450,000	Compass Minerals International, Inc., 144A, 4.875%, 7/15/2024	2,420,392
850,000	Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 6.750%, 12/1/2027	881,875
1,400,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 5.875%, 12/1/2025	1,459,486
1,200,000	Hexion, Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2027	1,212,030
2,550,000	Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	2,588,224
350,000	PQ Corp., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2025	367,645
2,975,000	Starfruit Finco BV, Sr. Unsecd. Note, 144A, 8.000%, 10/1/2026	3,101,512
	TOTAL	15,999,902
	Construction Machinery—0.7%
1,650,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	1,725,743
375,000	United Rentals North America, Inc., Sr. Unsecd. Note, 5.250%, 1/15/2030	399,384
425,000	United Rentals North America, Inc., Sr. Unsecd. Note, 6.500%, 12/15/2026	464,919
550,000	United Rentals North America, Inc., Term Loan—2nd Lien, 3.875%, 11/15/2027	556,188
875,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 7/15/2025	913,272
750,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	802,519
325,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	348,571
	TOTAL	5,210,596

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical Services—1.3%
$525,000		Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	$556,171
4,900,000		Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	5,168,630
3,278,000		GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	3,417,315
550,000		Go Daddy Operating Co. LLC/GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	578,778
		TOTAL	9,720,894
		Consumer Products—1.2%
350,000		Energizer Holdings, Inc., Sec. Fac. Bond, 144A, 6.375%, 7/15/2026	374,438
400,000		Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 6/15/2025	415,496
1,750,000		Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 7.750%, 1/15/2027	1,959,689
3,875,000		Prestige Brands Holdings, Inc., 144A, 5.375%, 12/15/2021	3,888,562
650,000		Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 5.125%, 1/15/2028	667,063
1,600,000		Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/1/2024	1,669,984
		TOTAL	8,975,232
		Diversified Manufacturing—1.6%
525,000		Amsted Industries, Inc., Sr. Unsecd. Note, 144A, 5.625%, 7/1/2027	555,370
300,000		CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2024	318,747
425,000		CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.375%, 2/15/2026	459,531
2,515,000		Gates Global LLC, 144A, 6.000%, 7/15/2022	2,515,629
2,750,000		Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	2,757,177
275,000		Stevens Holding Company, Inc., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2026	298,470
1,900,000		Titan Acquisition Ltd., Sr. Unsecd. Note, 144A, 7.750%, 4/15/2026	1,799,913
1,600,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	1,607,600
1,675,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	1,738,508
		TOTAL	12,050,945
		Environmental—0.2%
1,725,000		Tervita Escrow Corp., 144A, 7.625%, 12/1/2021	1,728,691
		Finance Companies—2.1%
2,750,000		Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	2,935,597
300,000		Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	324,750
550,000		Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	589,933
325,000		Navient Corp., Sr. Unsecd. Note, 7.250%, 9/25/2023	361,559
650,000		Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	695,494
4,425,000		Park Aerospace Holdings Ltd., Sr. Unsecd. Note, 144A, 5.500%, 2/15/2024	4,848,251
4,750,000		Quicken Loans, Inc., 144A, 5.750%, 5/1/2025	4,945,296
725,000		Quicken Loans, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2028	758,189
		TOTAL	15,459,069
		Food & Beverage—2.3%
3,375,000	[1,2]	Anna Merger Subsidiary, Inc., 144A, 7.750%, 10/1/2022	37,969
325,000		Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	340,028
1,600,000		Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,684,040
250,000		Aramark Services, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2026	259,331
1,800,000		Aramark Services, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2024	1,856,232
1,625,000		B&G Foods, Inc., Sr. Unsecd. Note, 5.250%, 4/1/2025	1,645,312
375,000		Performance Food Group, Inc., 144A, 5.500%, 6/1/2024	385,468
1,050,000		Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	1,118,276
2,375,000		Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2026	2,499,218
950,000		Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2025	998,678

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Food & Beverage—continued
$1,000,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	$1,069,823
2,125,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	2,281,384
2,725,000	U.S. Foodservice, Inc., Sr. Unsecd. Note, 144A, 5.875%, 6/15/2024	2,816,151
	TOTAL	16,991,910
	Gaming—3.1%
750,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 12/1/2027	759,473
850,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	909,349
1,800,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	1,861,884
2,025,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, 144A, 5.250%, 10/15/2025	2,097,819
1,200,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2025	1,265,988
300,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.000%, 9/15/2026	330,802
950,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	1,047,375
275,000	MGM Resorts International, 6.000%, 3/15/2023	303,188
1,400,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	1,476,450
700,000	MGM Resorts International, Sr. Unsecd. Note, 5.500%, 4/15/2027	770,893
2,175,000	MGM Resorts International, Sr. Unsecd. Note, 5.750%, 6/15/2025	2,433,259
2,225,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	2,164,736
2,050,000	Star Group Holdings BV, Sr. Unsecd. Note, 144A, 7.000%, 7/15/2026	2,218,761
2,050,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	2,085,875
1,150,000	Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, 144A, 5.875%, 5/15/2025	1,144,727
825,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.250%, 12/1/2026	843,562
650,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2029	671,873
	TOTAL	22,386,014
	Health Care—10.0%
300,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	306,372
3,625,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.500%, 3/1/2024	3,780,567
3,175,000	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/15/2023	2,771,505
1,075,000	Avantor, Inc., 144A, 6.000%, 10/1/2024	1,154,271
3,000,000	Avantor, Inc., Sr. Unsecd. Note, 144A, 9.000%, 10/1/2025	3,345,000
2,025,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/2023	2,004,750
850,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	850,530
225,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.625%, 1/15/2024	232,310
350,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 4.250%, 5/1/2028	353,500
725,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2026	773,809
2,950,000	Enterprise Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.750%, 10/15/2026	1,210,525
1,200,000	HCA, Inc., 5.000%, 3/15/2024	1,304,188
1,225,000	HCA, Inc., 5.875%, 5/1/2023	1,353,613
3,100,000	HCA, Inc., 5.875%, 2/15/2026	3,506,952
2,775,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	3,073,285
1,475,000	HCA, Inc., Sr. Unsecd. Note, 5.625%, 9/1/2028	1,670,474
1,275,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/1/2029	1,458,281
275,000	Hill-Rom Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 9/15/2027	282,658
1,500,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	1,578,484
975,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	1,026,014
2,750,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	3,031,944
1,425,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	1,453,536
5,100,000	MPH Acquisition Holdings LLC, 144A, 7.125%, 6/1/2024	4,640,949
2,750,000	Ortho-Clinical Diagnostics, Inc., 144A, 6.625%, 5/15/2022	2,715,607
2,250,000	Polaris Intermediate Corp., Sr. Unsecd. Note, 144A, 8.500%, 12/1/2022	1,872,548

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$4,275,000		SteriGenics—Nordion Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 5/15/2023	$4,416,075
3,175,000		SteriGenics Nordion Topc, Sr. Unsecd. Note, 144A, 8.125%, 11/1/2021	3,168,650
2,250,000		Surgery Center Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 7/1/2025	2,172,184
6,200,000		Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	3,304,073
550,000		Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	582,902
450,000		Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	471,531
975,000		Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	1,014,000
1,050,000		Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	1,098,563
2,325,000		Tenet Healthcare Corp., 5.125%, 5/1/2025	2,394,750
975,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	1,011,563
2,050,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	2,219,125
1,500,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 7.000%, 8/1/2025	1,580,610
400,000		Vizient, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2027	434,139
3,975,000		West Street Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.375%, 9/1/2025	3,786,148
		TOTAL	73,405,985
		Health Insurance—0.8%
1,425,000		Centene Corp., Sr. Unsecd. Note, 144A, 4.250%, 12/15/2027	1,469,531
1,725,000		Centene Corp., Sr. Unsecd. Note, 144A, 4.625%, 12/15/2029	1,813,406
1,400,000		Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2026	1,489,285
625,000		Centene Corp., Sr. Unsecd. Note, 4.750%, 1/15/2025	642,969
700,000		WellCare Health Plans, Inc., Sr. Unsecd. Note, 144A, 5.375%, 8/15/2026	747,126
		TOTAL	6,162,317
		Independent Energy—4.5%
250,000		Antero Resources Corp., Sr. Unsecd. Note, 5.125%, 12/1/2022	203,750
575,000		Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	408,250
1,050,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	811,490
850,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	737,080
1,979,000		Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	1,884,997
550,000		Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	514,441
1,900,000		Carrizo Oil & Gas, Inc., 6.250%, 4/15/2023	1,833,481
175,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	172,010
1,150,000		Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	1,124,047
1,275,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	653,425
375,000		Chesapeake Energy Corp., Sr. Unsecd. Note, Series WI, 8.000%, 1/15/2025	193,594
2,225,000		Chesapeake Energy Corp., Sr. Unsecd. Note, Series WI, 8.000%, 6/15/2027	1,068,056
2,925,000		Crownrock LP/Crownrock F, 144A, 5.625%, 10/15/2025	2,897,549
1,875,000	[1,2]	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, 144A, 8.000%, 11/29/2024	736,716
500,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	524,491
650,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.000%, 10/15/2024	446,680
1,150,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.375%, 5/15/2025	750,852
475,000		Gulfport Energy Corp., Sr. Unsecd. Note, Series WI, 6.375%, 1/15/2026	305,353
875,000		Jagged Peak Energy, Inc., Sr. Unsecd. Note, Series WI, 5.875%, 5/1/2026	886,049
550,000		Laredo Petroleum, 5.625%, 1/15/2022	507,880
450,000		Laredo Petroleum, Sr. Unsecd. Note, 6.250%, 3/15/2023	389,198
1,396,000		Oasis Petroleum, Inc., 6.875%, 3/15/2022	1,307,877
1,125,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,035,000
225,000		Oasis Petroleum, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/1/2026	162,006
750,000		PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	748,436
1,100,000		PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	1,041,210

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$300,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2025	$305,471
1,225,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.625%, 10/15/2027	1,269,437
700,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.250%, 5/1/2023	666,750
1,000,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.625%, 3/1/2026	909,975
1,842,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	1,505,835
475,000	Range Resources Corp., Sr. Unsecd. Note, 5.000%, 3/15/2023	413,839
875,000	SM Energy Co., Sr. Unsecd. Note, 5.000%, 1/15/2024	807,551
75,000	SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	68,469
150,000	SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	136,848
1,200,000	SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	1,095,417
1,650,000	SRC Energy, Inc., Sr. Unsecd. Note, Series WI, 6.250%, 12/1/2025	1,616,983
500,000	Southwestern Energy Co., Sr. Unsecd. Note, 7.750%, 10/1/2027	435,637
450,000	Ultra Resources, Inc., Sr. Unsecd. Note, 144A, 6.875%, 4/15/2022	42,750
800,000	Ultra Resources, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2025	74,000
225,000	WPX Energy, Inc., Sr. Unsecd. Note, 5.250%, 10/15/2027	225,557
1,650,000	Whiting Petroleum Corp., Sr. Unsecd. Note, 6.250%, 4/1/2023	1,150,875
1,000,000	Whiting Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.625%, 1/15/2026	572,525
	TOTAL	32,641,837
	Industrial - Other—0.5%
500,000	Anixter, Inc., Sr. Unsecd. Note, 6.000%, 12/1/2025	521,457
2,150,000	Hillman Group, Inc., Unsecd. Note, 144A, 6.375%, 7/15/2022	1,984,046
400,000	IAA Spinco, Inc., Sr. Unsecd. Note, 144A, 5.500%, 6/15/2027	421,571
800,000	Resideo Funding, Inc, Sr. Unsecd. Note, 144A, 6.125%, 11/1/2026	770,020
	TOTAL	3,697,094
	Insurance - P&C—3.8%
1,300,000	Acrisure LLC, Sec. Fac. Bond, 144A, 8.125%, 2/15/2024	1,383,687
2,875,000	Acrisure LLC, Sr. Unsecd. Note, 144A, 7.000%, 11/15/2025	2,585,229
350,000	Acrisure LLC, Sr. Unsecd. Note, 144A, 10.125%, 8/1/2026	359,580
1,225,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	1,298,283
2,275,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 7.750%, 7/1/2026	2,466,322
3,075,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	3,074,969
375,000	GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	381,693
7,925,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	8,143,136
3,950,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2025	3,861,085
250,000	NFP Corp., Sr. Unsecd. Note, 144A, 8.000%, 7/15/2025	248,854
3,650,000	USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	3,677,338
	TOTAL	27,480,176
	Leisure—0.7%
450,000	Live Nation Entertainment, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2027	464,636
3,225,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	3,377,615
75,000	Viking Cruises Ltd., Sr. Unsecd. Note, 144A, 5.875%, 9/15/2027	80,424
1,225,000	Voc Escrow Ltd., 144A, 5.000%, 2/15/2028	1,288,079
	TOTAL	5,210,754
	Lodging—0.4%
1,875,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 5.125%, 5/1/2026	1,978,777
525,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	559,032
550,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2027	567,777
	TOTAL	3,105,586

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media Entertainment—5.1%
$500,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.750%, 8/1/2025	$497,500
2,575,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2024	2,591,094
1,475,000		CBS Radio, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/1/2024	1,560,425
625,000		Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	666,015
1,125,000		Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 5.375%, 8/15/2026	1,143,983
2,475,000		Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	2,418,657
1,275,000		Entercom Media Corp., 144A, 6.500%, 5/1/2027	1,348,756
1,500,000		Gannett Co., Inc., 6.375%, 10/15/2023	1,548,750
1,400,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.125%, 10/15/2024	1,455,986
2,100,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	2,231,623
2,450,000	[1,2,3]	iHeartCommunications, Inc., Escrow, 9.000%, 3/1/2021	0
375,000		iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	378,300
650,000		iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	669,484
146,192		iHeartCommunications, Inc., 6.375%, 5/1/2026	158,161
3,689,973		iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	4,030,641
1,625,000		Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	1,670,252
3,150,000		Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 8/1/2024	3,291,718
1,750,000		Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	1,847,479
1,675,000		Nielsen Finance LLC/Nielsen Finance Co., 144A, 5.000%, 4/15/2022	1,689,656
600,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	603,744
225,000		Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	227,673
1,200,000		Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	1,235,412
1,775,000		Sinclair Television Group, 144A, 5.625%, 8/1/2024	1,832,670
825,000		Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	835,599
1,300,000		Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	1,358,048
2,200,000		Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	2,205,500
		TOTAL	37,497,126
		Metals & Mining—1.4%
1,775,000		Coeur Mining, Inc., Sr. Unsecd. Note, 5.875%, 6/1/2024	1,771,299
2,225,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	2,275,953
850,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.000%, 9/1/2027	874,459
800,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2029	825,020
1,700,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	1,691,198
400,000		HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2023	411,166
2,175,000		HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.625%, 1/15/2025	2,185,853
		TOTAL	10,034,948
		Midstream—6.0%
1,275,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	1,392,711
2,050,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	2,254,636
1,375,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	1,089,722
2,100,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	1,627,552
2,050,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	1,757,875
675,000		Atlas Pipeline Partners LP, 5.875%, 8/1/2023	674,156
2,800,000		CNX Midstream Partners LP/CNX Midstream Finance Corp, Sr. Unsecd. Note, 144A, 6.500%, 3/15/2026	2,562,973
875,000		Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 5.875%, 3/31/2025	980,175
3,125,000		Cheniere Energy Partners, LP, Series WI, 5.250%, 10/1/2025	3,226,531
1,050,000		Cheniere Energy Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	1,058,216
250,000		Cheniere Energy Partners, LP, Sr. Unsecd. Note, 5.625%, 10/1/2026	263,589
1,225,000		Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	1,047,883

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$1,250,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.500%, 5/1/2021	$1,081,750
875,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.750%, 1/15/2022	746,211
1,100,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	1,114,025
3,125,000	Holly Energy Partners LP, 144A, 6.000%, 8/1/2024	3,273,719
2,750,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	2,845,762
275,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.000%, 6/1/2026	294,765
1,875,000	Suburban Propane Partners LP, 5.500%, 6/1/2024	1,921,856
925,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.750%, 3/1/2025	950,821
900,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	925,513
3,175,000	Summit Midstream Holdings LLC, 5.500%, 8/15/2022	2,755,303
1,875,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	1,421,091
1,125,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.875%, 3/15/2028	1,184,453
1,475,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	1,480,974
250,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 7/15/2027	267,272
1,200,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	1,193,835
1,000,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.125%, 2/1/2025	1,029,890
250,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.250%, 5/1/2023	252,810
1,500,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.375%, 2/1/2027	1,529,734
1,575,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.875%, 4/15/2026	1,660,167
275,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	264,783
	TOTAL	44,130,753
	Oil Field Services—1.6%
2,050,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	2,115,451
400,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	350,861
300,000	Precision Drilling Corp., Sr. Unsecd. Note, 5.250%, 11/15/2024	254,096
1,250,000	Precision Drilling Corp., Sr. Unsecd. Note, 7.750%, 12/15/2023	1,188,019
1,175,000	Sesi LLC, 7.125%, 12/15/2021	878,312
3,150,000	Sesi LLC, Sr. Unsecd. Note, Series WI, 7.750%, 9/15/2024	1,809,943
1,850,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/15/2025	1,574,239
1,625,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 6.875%, 9/1/2027	1,666,153
2,000,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	2,058,748
	TOTAL	11,895,822
	Packaging—5.4%
2,200,000	ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	2,197,690
1,975,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	2,036,368
1,650,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	1,736,625
1,575,000	Berry Global Escrow Corp., 144A, 4.875%, 7/15/2026	1,650,795
975,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	1,040,837
1,250,000	Berry Plastics Corp., 5.125%, 7/15/2023	1,285,925
1,450,000	Berry Plastics Corp., 5.500%, 5/15/2022	1,473,552
1,400,000	Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	1,434,986
5,675,000	Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	5,391,193
1,450,000	Crown Americas LLC/Crown Americas Capital Corp VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	1,524,817
5,975,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2025	5,706,065
1,775,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2026	1,699,248
1,025,000	Owens-Brockway Glass Container, Inc., 144A, 5.375%, 1/15/2025	1,040,800
725,000	Owens-Brockway Glass Container, Inc., 144A, 6.375%, 8/15/2025	768,500
3,075,000	Reynolds Group Issuer, Inc./LLC/LU, 144A, 7.000%, 7/15/2024	3,188,391
1,647,483	Reynolds Group Issuer, Inc./LLC/LU, 5.750%, 10/15/2020	1,651,520

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Packaging—continued
$1,300,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	$1,309,750
2,250,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	2,020,309
1,050,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	992,686
475,000	Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	499,647
850,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	926,521
	TOTAL	39,576,225
	Paper—0.4%
2,575,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	2,523,500
550,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	584,566
	TOTAL	3,108,066
	Pharmaceuticals—3.7%
875,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	916,563
700,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	760,393
575,000	Bausch Health Cos, Inc., Sr. Secd. Note, 144A, 7.000%, 3/15/2024	603,026
249,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2023	251,593
761,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2023	772,407
4,550,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	4,743,238
850,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	954,276
2,750,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	3,121,319
975,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	1,104,187
125,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.250%, 4/1/2026	143,404
1,200,000	Eagle Holding Co. II LLC, Unsecd. Note, 144A, 7.750%, 5/15/2022	1,222,492
1,500,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 7/15/2023	978,735
3,450,000	Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2025	2,157,319
6,975,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 6.375%, 8/1/2023	7,236,493
3,050,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2025	915,000
3,475,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	983,130
	TOTAL	26,863,575
	Refining—0.5%
3,775,000	CVR Refining LLC/Coffeyville Finance, Inc., 6.500%, 11/1/2022	3,831,599
	Restaurants—1.3%
1,150,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	1,157,187
4,625,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 5.000%, 10/15/2025	4,807,826
950,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	985,649
750,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.000%, 6/1/2024	779,993
1,325,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/1/2026	1,407,978
	TOTAL	9,138,633
	Retailers—0.6%
1,575,000	Michaels Stores, Inc., Sr. Unsecd. Note, 144A, 8.000%, 7/15/2027	1,515,977
2,175,000	Party City Holdings, Inc., Sr. Unsecd. Note, 144A, 6.125%, 8/15/2023	1,670,215
2,075,000	Party City Holdings, Inc., Sr. Unsecd. Note, 144A, 6.625%, 8/1/2026	1,249,819
200,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	215,965
	TOTAL	4,651,976
	Supermarkets—0.9%
450,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	471,858
800,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	887,499
3,500,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.750%, 3/15/2025	3,580,202
1,750,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 6.625%, 6/15/2024	1,840,143
	TOTAL	6,779,702

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—6.3%
$2,750,000	Banff Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.750%, 9/1/2026	$2,584,381
800,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 4.250%, 4/1/2028	837,618
2,675,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2024	2,832,156
1,300,000	Ensemble S Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.000%, 9/30/2023	1,339,540
625,000	Financial & Risk US Holdings, Inc., 144A, 6.250%, 5/15/2026	682,828
3,775,000	Financial & Risk US Holdings, Inc., Sr. Unsecd. Note, 144A, 8.250%, 11/15/2026	4,232,813
3,525,000	Inception Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/15/2024	3,419,250
4,425,000	Infor US, Inc., 6.500%, 5/15/2022	4,519,222
3,225,000	Italics Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 7.125%, 7/15/2023	3,285,437
3,550,000	JDA Escrow LLC/JDA Bond Finance, Inc., 144A, 7.375%, 10/15/2024	3,684,598
550,000	NCR Corp., 6.375%, 12/15/2023	564,652
825,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	856,331
900,000	Qorvo, Inc., 144A, 4.375%, 10/15/2029	916,313
1,625,000	Riverbed Technology, Inc., Sr. Unsecd. Note, 144A, 8.875%, 3/1/2023	747,500
2,600,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	2,786,745
875,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	874,978
875,000	Star Merger Sub, Inc., 144A, 6.875%, 8/15/2026	955,391
3,925,000	Star Merger Sub, Inc., Sr. Unsecd. Note, 144A, 10.250%, 2/15/2027	4,385,491
1,375,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2025	1,406,508
5,350,000	Tempo Acquisition LLC, Sr. Unsecd. Note, 144A, 6.750%, 6/1/2025	5,523,821
	TOTAL	46,435,573
	Utility - Electric—2.9%
700,000	Calpine Corp., 144A, 5.250%, 6/1/2026	733,217
2,675,000	Calpine Corp., 5.750%, 1/15/2025	2,721,812
200,000	Calpine Corp., Bond, 144A, 6.000%, 1/15/2022	200,745
2,450,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	2,552,165
3,475,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 8.500%, 11/1/2021	3,550,060
725,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	778,739
1,350,000	NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	1,464,510
1,100,000	NRG Energy, Inc., Sr. Unsecd. Note, 7.250%, 5/15/2026	1,207,033
475,000	NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	514,199
200,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.250%, 1/31/2023	203,915
1,650,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,662,334
1,950,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	2,031,320
1,275,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	1,327,626
875,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	922,970
1,375,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	1,447,218
	TOTAL	21,317,863
	Wireless Communications—3.6%
825,000	Altice France SA, 144A, 8.125%, 2/1/2027	915,771
1,650,000	Altice Luxembourg SA, Sr. Unsecd. Note, 144A, 7.625%, 2/15/2025	1,722,187
5,850,000	Numericable-SFR SAS, 144A, 7.375%, 5/1/2026	6,259,646
2,700,000	Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	2,885,746
3,400,000	Sprint Corp., 7.125%, 6/15/2024	3,672,000
750,000	Sprint Corp., 7.875%, 9/15/2023	826,406
2,125,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	2,332,825
1,125,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 3/1/2026	1,230,441
1,000,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.500%, 2/1/2026	1,028,573
1,250,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	1,310,969

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireless Communications—continued
$925,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.000%, 4/15/2024	$959,294
1,825,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.500%, 1/15/2024	1,893,419
1,325,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.500%, 1/15/2026	1,421,096
		TOTAL	26,458,373
		TOTAL CORPORATE BONDS (IDENTIFIED COST $671,866,506)	660,777,564
		COMMON STOCKS—6.7%
		Automotive—0.7%
144,463	[2]	American Axle & Manufacturing Holdings, Inc.	1,424,405
124,140		Goodyear Tire & Rubber Co.	1,984,999
13,570		Lear Corp.	1,632,607
		TOTAL	5,042,011
		Cable Satellite—0.2%
56,345	[2]	Altice USA, Inc.	1,441,305
		Chemicals—0.3%
43,213	[2]	Hexion Holdings Corp.	455,897
38,630	[2]	Koppers Holdings, Inc.	1,431,242
		TOTAL	1,887,139
		Diversified Manufacturing—0.2%
54,705		Altra Holdings, Inc.	1,798,153
		Gaming—0.8%
68,200		Boyd Gaming Corp.	2,005,762
47,015		Gaming and Leisure Properties, Inc.	1,984,033
93,625		Red Rock Resorts, Inc.	2,190,825
		TOTAL	6,180,620
		Independent Energy—0.3%
114,490	[2]	Jagged Peak Energy, Inc.	763,648
55,225		Parsley Energy, Inc.	827,270
90,465	[2]	WPX Energy, Inc.	890,176
		TOTAL	2,481,094
		Industrial - Other—0.1%
5,675	[2]	Anixter International, Inc.	487,142
		Leisure—0.2%
34,370		Six Flags Entertainment Corp.	1,494,408
		Media Entertainment—0.6%
139,185		Emerald Expositions Events, Inc.	1,393,242
311,000		Entercom Communication Corp.	1,471,030
61,569	[2]	iHeartMedia, Inc.	947,547
107,118	[2]	Urban One, Inc.	212,093
		TOTAL	4,023,912
		Metals & Mining—0.2%
105,190		Teck Resources Ltd.	1,651,483
		Midstream—0.5%
77,781		Suburban Propane Partners LP	1,743,850
58,440		Sunoco LP	1,820,406
		TOTAL	3,564,256

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Packaging—0.2%
$6,980	[2]	Crown Holdings, Inc.	$529,782
128,850		Owens-Illinois, Inc.	1,273,038
		TOTAL	1,802,820
		Paper—0.6%
138,076		Graphic Packaging Holding Co.	2,246,497
53,149		WestRock Co.	2,143,499
		TOTAL	4,389,996
		Pharmaceuticals—0.0%
15,665	[2]	Mallinckrodt PLC	59,057
		Retailers—0.2%
56,375		Hanesbrands, Inc.	849,571
222,362	[2]	Party City Holdco, Inc.	429,159
		TOTAL	1,278,730
		Technology—0.9%
33,620	[2]	Dell Technologies, Inc.	1,630,234
32,025	[2]	Lumentum Holdings, Inc.	2,358,961
27,841	[2]	NCR Corp.	914,020
144,600	[2]	TTM Technologies, Inc.	1,939,086
		TOTAL	6,842,301
		Utility - Electric—0.7%
57,525		Enviva Partners LP/Enviva Partners Finance Corp.	1,988,064
41,935		NRG Energy, Inc.	1,666,078
46,730		Vistra Energy Corp.	1,239,747
		TOTAL	4,893,889
		TOTAL COMMON STOCKS (IDENTIFIED COST $57,622,366)	49,318,316
		INVESTMENT COMPANIES—4.2%
1,561,169		Federated Bank Loan Core Fund	15,221,398
15,773,743		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.77%[4]	15,778,475
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $31,405,902)	30,999,873
		TOTAL INVESTMENT IN SECURITIES—100.9% (IDENTIFIED COST $760,894,774)	741,095,753
		OTHER ASSETS AND LIABILITIES - NET—(0.9)%[5]	(6,485,903)
		TOTAL NET ASSETS—100%	$734,609,850

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended November 30, 2019, were as follows:
	Federated Bank Loan Core Fund	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 2/28/2019	800,525	23,237,882	24,038,407
Purchases/Additions	760,644	109,690,510	110,451,154
Sales/Reductions	—	(117,154,649)	(117,154,649)
Balance of Shares Held 11/30/2019	1,561,169	15,773,743	17,334,912
Value	$15,221,398	$15,778,475	$30,999,873
Change in Unrealized Appreciation/Depreciation	$(153,939)	$(1,007)	$(154,946)
Net Realized Gain/(Loss)	$—	$(60)	$(60)
Dividend Income	$391,538	$320,431	$711,969
1	Issuer in default.
2	Non-income-producing security.
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of November 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$47,607,776	$—	$—	$47,607,776
International	1,710,540	—	—	1,710,540
Debt Securities:
Corporate Bonds	—	660,777,564	0	660,777,564
Investment Companies	30,999,873	—	—	30,999,873
TOTAL SECURITIES	$80,318,189	$660,777,564	$0	$741,095,753
The following acronym is used throughout this portfolio:
MTN	—Medium Term Note